Schedule of investments
Nomura Tax-Free Minnesota Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.26%
Education Revenue Bonds — 19.48%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$ 1,319,065
Series A 4.375% 7/1/52	1,250,000	1,040,213
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,883,240
5.125% 6/15/54	1,500,000	1,374,240
5.25% 6/15/64	1,500,000	1,360,830
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	150,000	150,032
Series A 5.00% 7/1/45	1,705,000	1,595,624
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	500,180
Series A 5.50% 7/1/50	2,000,000	2,000,000
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy) Series A 144A 6.50% 2/1/65 #	1,250,000	1,223,963
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	400,780
Series A 5.375% 8/1/50	2,290,000	2,239,826
Series A 5.50% 8/1/36	1,000,000	1,000,690
Series A 5.75% 8/1/44	1,895,000	1,895,474
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	748,659
Series A 5.00% 7/1/47	2,290,000	1,977,484
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,431,900
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	935,410
Series A 5.50% 6/1/57	500,000	441,845
NQ- MNALL [1125] 0126 (5100810)    1

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	775,000	$ 763,065
Series A 144A 5.375% 7/1/42 #	880,000	791,965
Series A 144A 5.50% 7/1/52 #	1,440,000	1,221,206
Series A 144A 5.50% 7/1/57 #	1,120,000	933,061
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	225,000	225,047
5.50% 8/1/49	2,800,000	2,782,360
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	475,000	470,222
Series A 5.00% 9/1/44	1,565,000	1,367,841
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	708,864
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,650,840
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	693,384
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	913,920
Series A 5.75% 9/1/46	1,000,000	1,002,410
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,483,055
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,700,000	1,701,224
Series A 6.125% 7/1/65	1,250,000	1,230,875
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,350
Series A 144A 5.25% 7/1/33 #	140,000	141,532
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	143,560
2    NQ- MNALL [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	$ 375,060
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	945,670
144A 5.50% 6/1/63 #	2,750,000	2,557,638
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,111,530
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	365,128
Series A 5.00% 11/1/48	3,355,000	2,705,405
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,498,290
(Carleton College)
4.00% 3/1/47	3,775,000	3,649,632
5.00% 3/1/53	2,900,000	3,043,202
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	862,870
(College of St. Scholastica)
4.00% 12/1/33	500,000	483,990
4.00% 12/1/34	500,000	479,850
4.00% 12/1/40	1,200,000	1,075,956
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,852,534
(Macalester College) 4.00% 3/1/42	735,000	735,390
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,153,992
Series A 4.00% 10/1/36	925,000	905,677
Series A 5.00% 10/1/32	715,000	738,195
Series A 5.00% 10/1/45	4,155,000	4,080,958
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	500,530
Series 8-I 5.00% 10/1/33	250,000	250,255
(St. Olaf College)
3.00% 10/1/38	1,000,000	918,230
3.00% 10/1/41	1,000,000	872,120
NQ- MNALL [1125] 0126 (5100810)    3

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/46	565,000	$ 529,857
4.00% 10/1/50	700,000	639,422
Series 8-G 5.00% 12/1/32	795,000	795,000
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	959,842
Series B 5.00% 10/1/38	1,000,000	1,004,140
Series B 5.00% 10/1/39	940,000	943,140
Series B 5.00% 10/1/40	625,000	626,388
Series B 5.00% 10/1/47	1,060,000	1,034,528
(University of St. Thomas)
4.00% 10/1/44	545,000	506,490
5.00% 10/1/33	750,000	800,415
5.00% 10/1/34	800,000	852,152
Series A 4.00% 10/1/34	400,000	404,884
Series A 4.125% 10/1/53	1,000,000	910,120
Series A 5.00% 10/1/49	2,475,000	2,552,566
Series B 5.00% 10/1/52	1,500,000	1,526,445
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,858,408
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	598,160
4.00% 11/1/42 (AMT)	1,500,000	1,452,225
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	2,100,000	2,266,488
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,124,321
Series A 5.00% 11/1/42	2,000,000	2,114,680
Series A 5.00% 1/1/43	1,250,000	1,362,012
Series A 5.00% 1/1/44	1,000,000	1,079,580
		106,947,601
Electric Revenue Bonds — 3.64%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AG)	300,000	281,199
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	1,395,000	1,403,886
4    NQ- MNALL [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/33	365,000	$ 369,088
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	500,845
5.00% 10/1/33	1,205,000	1,206,615
Series A 5.00% 10/1/30	1,300,000	1,302,197
Series A 5.00% 10/1/34	750,000	750,922
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	287,025
Series AAA 5.25% 7/1/26 ‡	250,000	166,250
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,251,562
Series WW 5.25% 7/1/33 ‡	1,250,000	834,375
Series XX 4.75% 7/1/26 ‡	260,000	173,550
Series XX 5.75% 7/1/36 ‡	925,000	617,438
Series ZZ 4.75% 7/1/27 ‡	210,000	140,175
Series ZZ 5.25% 7/1/26 ‡	350,000	232,750
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AG)	875,000	868,263
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,893,285
Series A 5.00% 1/1/46	1,685,000	1,688,185
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,248,143
Series 1 5.00% 10/1/45	1,315,000	1,373,531
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,092,980
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,318,070
		20,000,334
Healthcare Revenue Bonds — 31.39%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	964,172
5.375% 11/1/34	545,000	545,109
NQ- MNALL [1125] 0126 (5100810)    5

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	$ 855,090
5.00% 9/1/58	1,605,000	1,465,718
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	824,660
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,135,329
Second Tier Series B 5.00% 1/1/47	1,640,000	915,251
Second Tier Series B 5.25% 1/1/37	480,000	285,557
Third Tier Series C 4.25% 1/1/27	185,000	158,073
Third Tier Series C 5.00% 1/1/32	400,000	232,928
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,511,002
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,067,792
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	700,000	696,717
5.00% 6/1/48	1,000,000	877,660
5.00% 6/1/53	2,450,000	2,091,639
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	2,000,000	1,934,780
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	93,971
4.00% 9/1/39	100,000	87,514
5.00% 9/1/44	500,000	452,500
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	245,125
5.00% 5/1/44	1,500,000	735,180
5.00% 5/1/51	1,585,000	776,713
6    NQ- MNALL [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	$ 269,992
4.00% 4/1/31	60,000	60,001
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34 ‡	660,000	513,678
5.75% 2/1/44	500,000	349,690
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	212,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,464,200
5.00% 5/1/32	825,000	837,226
(North Memorial Health Care)
4.00% 9/1/35	350,000	347,183
5.00% 9/1/31	1,320,000	1,321,109
5.00% 9/1/32	1,000,000	1,000,800
City of Minneapolis, Minnesota Charter School Lease Revenue
(University Gateway Project) 5.00% 12/1/45	3,560,000	3,840,742
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	2,006,000
4.00% 11/15/39	4,505,000	4,500,405
4.00% 11/15/40	3,750,000	3,711,187
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,843,542
Series A 5.00% 11/15/32	750,000	750,510
Series A 5.00% 11/15/33	860,000	894,744
Series A 5.00% 11/15/35	500,000	517,570
Series A 5.00% 11/15/44	1,000,000	996,730
Series A 5.00% 11/15/49	6,115,000	6,026,088
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	1,029,372
NQ- MNALL [1125] 0126 (5100810)    7

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.25% 11/1/45	1,950,000	$ 1,850,764
5.375% 11/1/50	655,000	609,019
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/42	2,325,000	2,490,679
5.00% 8/15/44	1,150,000	1,209,099
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,521,830
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	7,950,000	8,169,102
5.00% 11/15/57	5,130,000	5,294,211
Series A 4.25% 11/15/50	5,000,000	4,873,400
Series A 4.375% 11/15/53	5,750,000	5,718,720
Series B 5.00% 11/15/33	1,900,000	2,203,962
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,200,120
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,870,000	1,669,162
City of Shakopee, Minnesota Senior Housing Revenue
(Benedictine Senior Living Obligated Group – Windermere Way Project) 5.875% 11/1/65	1,500,000	1,511,880
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	6,682,764
4.00% 5/1/50	7,500,000	6,766,575
5.00% 5/1/54	2,500,000	2,571,975
Series A 5.00% 5/1/46	1,795,000	1,797,208
8    NQ- MNALL [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	$ 394,660
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,195,543
Series A 5.00% 11/15/47	3,475,000	3,440,806
(Marian Center Project) Series A 5.375% 5/1/43	500,000	477,215
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	345,000	345,038
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	317,781
Series A 5.00% 12/1/36	750,000	779,168
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,800,000	3,228,936
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	265,804
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	234,040
4.75% 11/1/52	750,000	638,940
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	1,500,000	1,399,575
Series A 144A 5.00% 8/1/51 #	880,000	799,295
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	694,909
Series A 5.00% 4/1/40	705,000	662,446
Series A 5.00% 4/1/48	315,000	268,802
NQ- MNALL [1125] 0126 (5100810)    9

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	$ 1,569,051
Series A 4.00% 7/1/41	550,000	463,804
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,564,000
Series A 5.00% 2/15/37	750,000	774,848
Series A 5.00% 2/15/53	8,710,000	8,783,599
Series A 5.00% 2/15/58	11,100,000	11,196,126
Series A 5.25% 2/15/58	8,000,000	8,047,360
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	544,609
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	4,957,484
5.25% 1/1/47	1,500,000	1,584,495
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,066,857
		172,280,910
Housing Revenue Bonds — 3.10%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	1,500,000	1,476,585
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	500,000	504,230
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,650,000	1,735,701
Series F 4.20% 7/1/38 (GNMA) (FNMA) (FHLMC)	335,000	342,400
Series F 4.50% 1/1/43 (GNMA) (FNMA) (FHLMC)	1,350,000	1,378,310
Series I 2.00% 7/1/40	905,000	657,256
Series I 2.20% 1/1/51	1,195,000	773,285
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	1,840,000	1,906,626
Series O 4.65% 7/1/41 (GNMA) (FNMA) (FHLMC)	600,000	616,242
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	390,000	281,085
Series F 4.90% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,300,000	1,328,028
Series L 4.95% 1/1/50 (GNMA) (FNMA) (FHLMC)	3,835,000	3,868,901
10    NQ- MNALL [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	$ 2,128,846
		16,997,495
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.48%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	813,810
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,322,074
Sub-Series A 4.00% 12/1/52 •	1,625,000	1,646,548
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,855,633
		13,638,065
Lease Revenue Bonds — 1.88%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	3,750,000	3,649,875
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.125% 2/1/43	1,250,000	1,256,688
Series A 4.50% 2/1/33	250,000	253,095
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,288,185
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	681,619
Series C 5.00% 8/1/34	1,565,000	1,567,238
Series C 5.00% 8/1/35	1,645,000	1,647,188
		10,343,888
NQ- MNALL [1125] 0126 (5100810)    11

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 17.70%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	3,100,000	$ 2,432,012
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,507,595
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	1,060,497
Series A 4.00% 2/1/42	2,580,000	2,605,052
Series A 4.00% 2/1/43	2,200,000	2,213,530
City of Blaine, Minnesota
Series A 4.00% 2/1/38	1,020,000	1,066,277
Series A 4.00% 2/1/40	600,000	615,642
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	1,905,940
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,889,220
City of Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	497,785
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,002,720
City of Minneapolis, Minnesota
4.00% 12/1/40	4,885,000	5,041,027
(Green Bonds)
3.00% 12/1/37	3,500,000	3,310,510
3.00% 12/1/38	2,975,000	2,770,141
3.00% 12/1/40	1,875,000	1,687,500
3.00% 12/1/42	4,000,000	3,406,440
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	7,172,200
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	963,000
Series A 3.00% 2/1/41	1,000,000	881,970
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,741,854
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	989,800
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Gibbon, Minnesota Independent School District No. 2365
Series A 5.00% 2/1/48	1,850,000	$ 1,929,402
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,256,881
Hennepin County, Minnesota
Series A 5.00% 12/1/36	7,555,000	8,603,142
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	1,108,600
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,427,062
Series C 4.00% 3/1/43	1,425,000	1,432,296
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,996,770
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,916,304
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,005,070
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	855,180
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,011,290
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,231,459
4.00% 2/1/43	1,130,000	1,138,532
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	613,582
Series A-1 4.00% 2/1/52	3,500,000	3,352,195
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,877,612
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	345,947
NQ- MNALL [1125] 0126 (5100810)    13

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/45	850,000	$ 839,120
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	1,018,050
Series A 4.00% 2/1/44	1,745,000	1,711,618
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	2,071,765
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,125,500
Series A 5.00% 2/1/44	1,515,000	1,635,746
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,633,885
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	4,255,450
		97,153,170
Special Tax Revenue Bonds — 3.81%
City of St. Paul, Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/41	3,000,000	3,313,860
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.639% 11/1/43 •	1,086,848	696,941
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	828,066
Series A-1 4.75% 7/1/53	5,295,000	5,040,840
Series A-1 5.00% 7/1/58	3,500,000	3,412,360
Series A-1 5.48% 7/1/46 ^	3,280,000	1,118,447
Series A-1 5.504% 7/1/51 ^	24,614,000	6,134,055
Series A-2 4.536% 7/1/53	378,000	344,782
		20,889,351
State General Obligation Bonds — 4.70%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	2,000,000	1,779,560
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series 2 5.00% 8/1/43	2,500,000	$ 2,761,025
Series A 4.00% 9/1/38	625,000	649,075
Series A 5.00% 8/1/37	2,925,000	3,079,323
Series A 5.00% 8/1/39	1,630,000	1,859,211
Series A 5.00% 8/1/42	3,025,000	3,278,404
Series A 5.00% 8/1/43	6,480,000	7,098,451
Series A 5.00% 8/1/44	4,885,000	5,312,828
		25,817,877
Transportation Revenue Bonds — 9.08%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	7,500,000	6,872,625
Series B 5.00% 1/1/32 (AMT)	880,000	930,160
Series B 5.00% 1/1/36 (AMT)	5,000,000	5,566,200
Series B 5.00% 1/1/38 (AMT)	350,000	362,824
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,910,847
Series B 5.00% 1/1/47 (AMT)	1,640,000	1,669,635
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,641,448
Series B 5.25% 1/1/42 (AMT)	370,000	398,390
Series B 5.25% 1/1/44 (AMT)	2,200,000	2,329,536
Series B 5.25% 1/1/49 (AMT)	9,140,000	9,520,772
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,233,324
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,318,451
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,085,680
		49,839,892
Total Municipal Bonds (cost $543,454,133)		533,908,583

NQ- MNALL [1125] 0126 (5100810)    15

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)

Short-Term Investments — 0.77%
Variable Rate Demand Note — 0.77%
City of Rochester, Minnesota
(Mayo Clinic) Series D 2.00% 11/15/64 (LOC - Barclays Bank)¤	4,200,000	$ 4,200,000
Total Short-Term Investments (cost $4,200,000)		4,200,000
Total Value of Securities—98.03% (cost $547,654,133)		538,108,583

Receivables and Other Assets Net of Liabilities—1.97%		10,825,003
Net Assets Applicable to 49,184,172 Shares Outstanding—100.00%		$548,933,586
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $22,240,147, which represents 4.05% of the Fund’s net assets.
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Summary of abbreviations:
AG – Aktiengesellschaft
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHLMC – Federal Home Loan Mortgage Corporation Collateral
16    NQ- MNALL [1125] 0126 (5100810)

Summary of abbreviations: (continued)
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ- MNALL [1125] 0126 (5100810)    17